[BIPC LETTERHEAD]

October 16, 2017

VIA EDGAR TRANSMISSION AND UPS

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	John Reynolds,
Assistant Director
Office of Beverages, Apparel and Mining

Re:	CONSOL Mining Corporation
Amendment No. 4 to Registration Statement on Form 10
File No. 001-38147

Ladies and Gentlemen:

On behalf of our client, CONSOL Mining Corporation (“CoalCo”), a Delaware corporation and a wholly owned subsidiary of CONSOL Energy Inc. (“ParentCo”), we are submitting for filing with the U.S. Securities and Exchange Commission Amendment No. 4 to the registration statement on Form 10 (“Amendment No. 4”) for the registration of shares of CoalCo’s common stock under Section 12(b) of the U.S. Securities Exchange Act of 1934, as amended, in connection with ParentCo’s planned distribution of shares of CoalCo common stock to ParentCo’s shareholders. In addition to the electronic filing, we are delivering a hard copy of this letter, along with six copies of Amendment No. 4 marked to indicate the changes from Amendment No. 3, filed with the Staff on October 6, 2017.

If you have any questions regarding this filing, please contact Jennifer Minter of Buchanan, Ingersoll & Rooney at jennifer.minter@bipc.com or (412) 562-8444, Jenna Levine of Wachtell, Lipton, Rosen & Katz at JELevine@WLRK.com or (212) 403-1172, or Stephanie L. Gill, Vice President and General Counsel of ParentCo, at StephanieGill@consolenergy.com or (724) 485-4234.

Sincerely,

/s/ Jennifer Minter
Jennifer Minter
Buchanan, Ingersoll & Rooney